JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.0% (a)
Alabama — 1.0%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,300	1,244
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,030
Montgomery Water Works and Sanitary Sewer Board Series 2019A, Rev., 4.00%, 9/1/2038	730	744
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	300
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	1,924
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	151
Series B-2, Rev., 5.00%, 9/1/2037	30	31
Total Alabama		5,424
Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	290	288
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,374
Total Alaska		1,662
Arizona — 2.1%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	262
Arizona Industrial Development Authority, Children's National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	1,803
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	184
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Rev., 4.00%, 11/1/2051	1,300	1,140
Series A, Rev., 4.25%, 11/1/2052	800	730
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,369
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	886
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	763
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (d)	2,515	2,438
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	151
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	47
County of Pinal Rev., 4.00%, 8/1/2036	50	51
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	359
Series 2018A, Rev., 5.00%, 7/1/2033	150	153
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	11
Salt River Project Agricultural Improvement & Power District, Electric System Series A, Rev., 5.00%, 1/1/2028	35	39
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	42
Total Arizona		11,629
Arkansas — 0.1%
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2029	350	373
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	106
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	195
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	108
Total Arkansas		782
California — 5.1%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	66

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	37
Calexico Unified School District Series 2022, GO, 4.00%, 8/1/2043	2,065	2,073
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	494
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	520
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,027
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	267
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	326
California Public Finance Authority, Enso Village Project Series 2021A, Rev., 5.00%, 11/15/2046 (d)	500	423
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	511
Rev., 5.00%, 10/15/2047	1,000	1,009
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	177
Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	163
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	154
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	156
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	156
Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	199
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	33
Series 2017A, Rev., 5.00%, 11/1/2042	30	32
Series 2016A, Rev., 5.00%, 11/1/2045	25	26
California Statewide Communities Development Authority, Marin General Hospital Project
Series 2018A, Rev., 5.00%, 8/1/2024	45	46
Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,290
Campbell Union High School District GO, 3.00%, 8/1/2031	30	30
City of Irvine 5.00%, 9/2/2027	15	16
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,253
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	168
Clovis Unified School District COP, 4.00%, 6/1/2028	150	159
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	1,605
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (d)	1,500	1,142
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	276
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	1,850	1,951
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	544
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2025	50	53
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,340	1,300
Fresno Joint Powers Financing Authority, Master Lease Project Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	108
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	436
Los Angeles Department of Water and Power, Power System Series 2019D, Rev., 5.00%, 7/1/2038	35	39
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	33
Moulton-Niguel Water District Public Facilities Corp. Rev., 5.00%, 9/1/2038	35	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	6,445
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	27
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	228
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	12
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,516
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	31
State of California, Various Purpose GO, 5.00%, 11/1/2029	1,020	1,131
Total California		27,855
Colorado — 4.3%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	561
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	586
City and County of Denver, Airport System Series A, Rev., AMT, 5.50%, 11/15/2053	3,465	3,693
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	350	335
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,686
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	140
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	607
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	755
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,734
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	169
Colorado Health Facilities Authority, CommonSpirit Health Series A, Rev., 4.00%, 8/1/2044	2,565	2,225
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Rev., 5.00%, 9/1/2026	200	209
Series 2020A, Rev., 4.00%, 9/1/2050	675	552
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	991
County of Adams COP, 4.00%, 12/1/2040	2,815	2,797
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	113
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,429
Series A, Rev., 5.25%, 12/1/2045	1,000	1,006
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	876
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, Rev., 5.75%, 12/1/2052	500	456
State of Colorado
Series 2018A, COP, 5.00%, 9/1/2031	20	22
Series 2020-A, COP, 4.00%, 12/15/2034	30	31
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,051
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,481
Total Colorado		23,505
Connecticut — 1.0%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	25	25
Subseries A-1, Rev., 4.00%, 11/15/2047	155	155
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc.
Series B, Rev., 5.00%, 12/1/2025	1,000	1,030
Series 2020A, Rev., 5.00%, 7/1/2028	50	54

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,475	2,276
Stamford Housing Authority Rev., BAN, 11.00%, 12/1/2027 (d) (e)	1,000	1,001
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	27
Series 2012G, GO, 4.00%, 10/15/2027	45	45
Series A, GO, 5.00%, 4/15/2029	150	163
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	27
Series 2018B, Rev., 5.00%, 10/1/2033	55	61
Town of New Canaan GO, 4.00%, 10/1/2036	40	41
Town of Stratford GO, 5.00%, 5/15/2028	245	269
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	16
Total Connecticut		5,190
Delaware — 1.0%
County of New Castle GO, 5.00%, 4/1/2027	25	27
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	965
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	513
Series A, Rev., 5.00%, 9/1/2046	500	503
Rev., 5.00%, 9/1/2050	1,500	1,512
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,214
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	576
Total Delaware		5,310
District of Columbia — 2.1%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	32
Series 2017B, Rev., 5.00%, 7/1/2037	25	26
Rev., 4.00%, 7/1/2039	1,925	1,785
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	26
District of Columbia, Rocketship Obligated Group
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	238
Series 2020A, Rev., 5.00%, 6/1/2051 (d)	1,000	913
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	50	52
Series 2021-A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,094
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,252
Total District of Columbia		11,434
Florida — 4.3%
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2038	200	230
Series 2021A, Rev., 5.00%, 10/1/2039	275	312
Series 2021A, Rev., 5.00%, 10/1/2040	290	329
Series 2021A, Rev., 5.00%, 10/1/2041	200	228
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	16

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	24
City of Pompano Beach, John Knox Village of Florida, Inc. Series A, Rev., 4.00%, 9/1/2056	3,400	2,538
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	28
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 4.00%, 8/15/2042	20	19
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	2,819
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,777
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	2,415	2,499
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	101
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	27
Series 2016A, Rev., 4.00%, 10/1/2043	65	65
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,425
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	191
Series 2022B, Rev., 5.00%, 7/1/2051	325	308
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,320
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,320	1,014
Series 2021A, Rev., 4.00%, 6/1/2046 (d)	1,005	727
Florida Governmental Utility Authority, North Fort Myers Utility System
Rev., AGM, 4.00%, 10/1/2034	400	412
Rev., AGM, 4.00%, 10/1/2035	1,000	1,022
Florida Gulf Coast University Financing Corp., Housing Project
Series 2020A, Rev., 4.00%, 2/1/2037	225	217
Series 2020A, Rev., 4.00%, 2/1/2038	535	508
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2026	25	27
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	68
Miami-Dade County Health Facilities Authority, Variety Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	751
Middleton Community Development District A 6.10%, 5/1/2042	1,000	1,007
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	164
Series 2018A, COP, 5.00%, 6/1/2032	100	109
Series 2018A, COP, 5.00%, 6/1/2034	40	44
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	40
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	203
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	341
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	90	100
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	710
Series 2020A, Rev., 4.00%, 10/15/2038	750	729
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	987
Total Florida		23,436
Georgia — 1.6%
Carroll City-County Hospital Authority Rev., 4.00%, 7/1/2045	1,250	1,225
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	982
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,520	1,582

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	405
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	949
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,961
Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	30	30
Georgia Ports Authority Rev., 4.00%, 7/1/2052	800	755
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	918
Total Georgia		8,807
Hawaii — 0.4%
City and County Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,065
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	76
Illinois — 6.3%
Chicago O'Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2025	105	110
City of Evanston, Corporate Purpose Series 2018B, GO, 5.00%, 12/1/2024	25	26
City of Fairview Park GO, 4.00%, 12/1/2024	25	26
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	105
City of St Charles Series B, GO, 4.00%, 12/1/2030	440	458
City of Sterling Series B, GO, 4.00%, 11/1/2037	570	571
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	193
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	38
GO, 5.00%, 11/15/2034	700	737
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	2,506
DuPage and Cook Counties Township High School District No. 86 Hinsdale, School Building GO, 4.00%, 1/15/2039	700	706
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	25
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2025	100	105
Rev., 5.00%, 7/1/2040	105	114
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	400
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	306
Illinois Finance Authority, Northwest community Hospital Rev., 5.00%, 7/1/2025 (c)	250	264
Illinois Finance Authority, OSF Healthcare System Series 2018A, Rev., 5.00%, 5/15/2024	50	51
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	10
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041	930	891
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	419
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	319
Series 2017C, Rev., 5.00%, 3/1/2034	205	214
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	65	63
Kendall & Kane Counties Community Unit School District No. 115 Series 2021, GO, 4.00%, 1/1/2026	65	67
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	120	125
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,148
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	275	255
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,684

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series C, Rev., 5.25%, 1/1/2043	1,500	1,568
State of Illinois
GO, 5.00%, 5/1/2024	205	209
Series D, GO, 5.00%, 11/1/2024	325	334
GO, 4.00%, 8/1/2025	25	25
GO, 5.00%, 5/1/2027	175	177
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
Series 2012A, GO, 4.00%, 1/1/2029	45	44
Series 2012A, GO, 4.00%, 1/1/2030	225	220
GO, 5.50%, 1/1/2030	20	22
GO, 5.50%, 5/1/2030	2,000	2,182
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,374
GO, 4.00%, 6/1/2033	15	14
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,366
GO, 4.00%, 6/1/2036	25	23
GO, 4.00%, 6/1/2037	45	42
GO, 5.50%, 7/1/2038	3,000	3,016
State of Illinois, Sales Tax
Series D, Rev., 5.00%, 6/15/2027	15	16
Rev., 5.00%, 6/15/2032	20	21
Series 2021-C, Rev., 5.00%, 6/15/2032	45	50
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	131
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,102
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	37
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	223
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		34,234
Indiana — 0.8%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	387
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	188
Greencastle Community School Building Corp. Rev., 4.00%, 7/15/2031	25	26
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2031	240	248
Rev., 4.00%, 7/15/2032	350	361
Indiana Finance Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	24
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	162
Series 2020A, Rev., 5.00%, 7/1/2055	460	413
Indiana Finance Authority, Goshen Health Series 2019A, Rev., 4.00%, 11/1/2043	1,125	1,055
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,153
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	46
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	31
Indiana State University Rev., 5.00%, 4/1/2029	30	33

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	185
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	36
Total Indiana		4,362
Iowa — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA / FNMA / FHLMC COLL, 3.50%, 7/1/2046	215	214
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	66
Total Iowa		280
Kansas — 0.0% ^
Kansas Power Pool, Electric Utility Series 2021A, Rev., 5.00%, 12/1/2029	15	17
Kentucky — 1.1%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,624
City of Hermiston Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (d)	560	508
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	31
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	4,000	3,888
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	20
Total Kentucky		6,071
Louisiana — 1.1%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	131
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	949
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	26
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	563
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,068
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	48
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,214
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,015
Total Louisiana		6,014
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority
Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	349
Series A, Rev., 4.00%, 7/1/2045	2,355	2,076
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	86
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	95	95
Total Maine		2,606
Maryland — 1.5%
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	284
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,010
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017-A, Rev., 5.00%, 5/15/2042	5,000	5,138
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	1,250	1,077
Rev., 4.00%, 6/1/2051	500	419
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	85	85
Total Maryland		8,013

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 1.9%
City of Methuen GO, 5.00%, 9/1/2030	685	791
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,466
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,717
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2026	15	16
Massachusetts Development Finance Agency, Boston College Issue Series 2017T, Rev., 4.00%, 7/1/2042	35	34
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	851
Rev., 5.00%, 1/1/2037	315	324
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	747
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	155	155
Series 167, Rev., 4.00%, 12/1/2043	25	25
Series 169, Rev., 4.00%, 12/1/2044	135	135
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	11
Town of Westwood, Unlimited Tax GO, 5.00%, 8/15/2037	1,040	1,190
University of Massachusetts Building Authority Series 2017-1, Rev., 5.25%, 11/1/2042	50	53
Total Massachusetts		10,515
Michigan — 2.5%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	30
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	263
Series 2021A, GO, 4.00%, 4/1/2042	350	304
Dundee Community Schools, Limited Tax GO, AGM, 5.00%, 5/1/2026	70	75
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,849
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,068
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	27
Hanover Horton School District GO, AGM, 4.00%, 5/1/2028	45	47
Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 4.00%, 11/15/2045	375	297
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,538
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	430	390
Series 2019-A, Rev., 4.00%, 11/15/2050	4,890	4,355
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	375	312
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,035
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	51
Series 2015I, Rev., 4.00%, 4/15/2040	120	120
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	35	35
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	724
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	924
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	25
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	26
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	27
Total Michigan		13,522

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 1.5%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	137
Series 2017B, GO, Zero Coupon, 2/1/2027	400	352
Series 2017B, GO, Zero Coupon, 2/1/2028	225	190
Series 2017B, GO, Zero Coupon, 2/1/2030	880	682
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,687
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	35
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	208
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2030	700	552
Series 2019F, GO, Zero Coupon, 2/1/2031	545	414
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	133
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	35	35
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,037
Rev., 4.00%, 3/1/2033	500	516
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	65	65
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	245	244
Series B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	155	155
Nashwauk Keewatin Independent School District No. 319 Series A, GO, 4.00%, 2/1/2035	500	518
Total Minnesota		7,960
Mississippi — 0.6%
Mississippi Development Bank, Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,161
Mississippi Development Bank, Sales Tax Rev., 5.00%, 9/1/2028	110	120
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,027
Total Mississippi		3,308
Missouri — 1.0%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	105
City of Sedalia COP, 4.00%, 7/15/2035	205	208
County of Pulaski COP, 4.00%, 12/1/2030	50	52
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2028	25	27
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	999
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	971
Series 2019C, Rev., 4.00%, 2/1/2048	265	200
Health and Educational Facilities Authority of the State of Missouri, SSM Health System Series 2018A, Rev., 4.00%, 6/1/2048	2,160	2,042
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc.
Rev., 5.00%, 11/15/2026	50	53
Rev., 5.00%, 12/1/2030	260	280
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 3.50%, 5/1/2041	155	154
Series 2015B-2, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/1/2045	165	165
Total Missouri		5,256

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — 0.0% ^
Gallatin County School District No. 72 Ophir, Big Sky GO, 4.00%, 7/1/2027	100	104
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	20	20
Total Montana		124
Nebraska — 0.8%
Central Plains Energy Project Series A, Rev., 5.00%, 9/1/2035	1,500	1,569
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,057
Series 2017A, Rev., 5.00%, 9/1/2042	750	776
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	557
Series 2020A, Rev., 4.00%, 11/15/2041	300	290
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2030	10	11
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	104
Series A, Rev., 5.00%, 1/1/2034	185	194
Series 2016A, Rev., 5.00%, 1/1/2035	25	26
Total Nebraska		4,584
Nevada — 1.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	344
County of Clark, Southern California Edison Co. Series 2008-A, Rev., 2.10%, 6/1/2031	5,000	4,088
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,254
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	16
Total Nevada		6,702
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	846
New Jersey — 5.2%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	506
Monmouth County Improvement Authority (The), Governmental Pooled Loan Series B, Rev., GTD, 4.00%, 12/1/2035	25	26
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	255
New Jersey Economic Development Authority, School Facilities Construction
Series NN, Rev., 5.00%, 3/1/2024	150	151
Series 2021QQQ, Rev., 4.00%, 6/15/2050	2,375	2,139
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,802
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	108
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	515	522
New Jersey Transportation Trust Fund Authority
Series BB, Rev., 4.00%, 6/15/2038	1,500	1,448
Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,238
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,821
Series 2016A-1, Rev., 4.10%, 6/15/2031	115	117
Series A, Rev., 5.00%, 6/15/2031	3,000	3,150
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,269
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	980

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	3,000	3,177
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	942
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	980
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,511
Total New Jersey		28,142
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA / FNMA / FHLMC, 3.75%, 3/1/2048	305	303
New York — 12.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Rev., 4.00%, 11/1/2045	2,300	2,100
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 5.00%, 6/15/2052	635	582
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022-A, Rev., 5.00%, 7/1/2052	350	348
City of New York, Fiscal Year 2020 Series D, Subseries D-1, GO, 4.00%, 3/1/2050	650	613
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,038
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	941
Metropolitan Transportation Authority
Series A-1, Rev., 5.00%, 11/15/2023	20	20
Series D, Rev., 5.00%, 11/15/2031	400	409
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 11/15/2026	25	25
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	27
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	27
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	101
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	524
Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2032	90	92
Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	61
New York City Municipal Water Finance Authority Fiscal Year 2022 Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	180	174
New York City Transitional Finance Authority Building Aid Series 2016S-1, Rev., 4.00%, 7/15/2040	410	404
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	259
New York City Transitional Finance Authority, Future Tax Secured Series B-1, Rev., 4.00%, 8/1/2038	470	470
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	361
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	100	111
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series C-3, Rev., 5.00%, 5/1/2039	25	27
Series C-3, Rev., 5.00%, 5/1/2041	5,000	5,310
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	55
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	33
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 5.00%, 6/15/2040	55	59
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,496
New York Liberty Development Corp., Secured by Port Authority Rev., 2.75%, 2/15/2044	1,900	1,383
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	896

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Langone Hospitals Series 2020-A, Rev., 4.00%, 7/1/2053	2,500	2,267
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,954
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	54
Series 2016A, Rev., 5.00%, 10/1/2032	35	37
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	125
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,147
Series 2020 A, Rev., 4.00%, 3/15/2044	2,000	1,933
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	106
Series 2018A, Rev., 5.00%, 3/15/2037	40	43
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	16
New York State Dormitory Authority, The Rockefeller University Series 2020-A, Rev., 5.00%, 7/1/2053	2,500	2,659
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,876
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	27
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	3,718
New York State Urban Development Corp., State Sales Tax Series 2021-A, Rev., 4.00%, 3/15/2046	2,000	1,918
New York Transportation Development Corp., Delta Air Lines, Inc. Rev., AMT, 4.38%, 10/1/2045	1,200	1,092
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,138
Rev., AMT, 5.00%, 1/1/2034	1,125	1,134
Rev., AMT, 4.00%, 1/1/2036	1,500	1,395
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	26
Port Authority of New York and New Jersey Rev., 4.00%, 6/15/2044	50	49
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,594
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	150	149
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (d)	850	692
Rev., 5.38%, 11/1/2054 (d)	750	594
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	85
Town of Clarence GO, 4.00%, 7/15/2037	600	612
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	752
GO, 4.00%, 7/1/2038	320	335
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	216
GO, AGM, 4.00%, 11/15/2041	205	198
GO, AGM, 4.00%, 11/15/2042	315	302
GO, AGM, 4.00%, 11/15/2043	325	312
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	88
Series 2018C, Rev., 5.00%, 11/15/2038	35	37
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,122
Series 2018A, Rev., 5.00%, 11/15/2045	105	110

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	962
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	212
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,337
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	47
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C, Rev., 3.20%, 7/1/2028	1,375	1,301
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	870
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	134
Total New York		66,721
North Carolina — 2.0%
County of Burke, Limited Obligation Rev., 5.00%, 4/1/2031	25	27
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	111
Rev., 5.00%, 6/1/2028	805	848
Rev., 5.00%, 6/1/2030	400	420
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	95	94
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,774
State of North Carolina
Series 2019, Rev., 5.00%, 3/1/2032	3,000	3,355
Rev., 5.00%, 3/1/2034	4,000	4,442
Total North Carolina		11,071
North Dakota — 0.7%
City of Grand Forks, Altru Health System Rev., 4.00%, 12/1/2040	3,800	3,413
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2016D, Rev., 3.50%, 7/1/2046	220	218
Total North Dakota		3,631
Ohio — 4.5%
Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	290	291
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2048	3,210	2,793
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,300	3,024
Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	235
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	881
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series A, Rev., 4.25%, 11/1/2045	2,000	1,988
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,513
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,268
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,823
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2031	115	121
Series 2016A, Rev., 5.00%, 7/1/2032	35	37
Series 2013A, Rev., 5.50%, 7/1/2039	1,000	1,017
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	161
Hillsdale Local School District COP, 4.00%, 12/1/2023	245	248
Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series A, GO, 4.00%, 10/1/2034	10	10
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	27

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	194
Series 2021A, Rev., 4.00%, 12/1/2045	115	102
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	10
Series 2018B, Rev., 5.00%, 12/1/2031	75	80
Ohio Water Development Authority
Series 2022-A, Rev., 5.00%, 12/1/2037 (e)	600	692
Series 2022-A, Rev., 5.00%, 12/1/2039 (e)	560	639
Series 2022-A, Rev., 5.00%, 12/1/2040 (e)	1,250	1,419
Series 2022-A, Rev., 5.00%, 12/1/2042 (e)	1,000	1,126
Olmsted Falls City School District Series 2017-A, GO, 4.00%, 12/1/2051	1,000	924
Total Ohio		24,623
Oklahoma — 0.4%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	654
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,753
Total Oklahoma		2,407
Oregon — 0.2%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	339
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	207
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	204
Medford Hospital Facilities Authority, Asante Project Series 2020A, Rev., 5.00%, 8/15/2027	100	107
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2047	500	383
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	38
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	30
Total Oregon		1,308
Pennsylvania — 9.8%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	15
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,818
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	38
Rev., 5.00%, 11/1/2037	430	319
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	1,670
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	852
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,101
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,204
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	120
Rev., AGM, 4.00%, 6/1/2039	9,950	9,973
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,148
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	713
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,031
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,581

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	524
Rev., 5.00%, 11/1/2037	250	256
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	151
Rev., 4.00%, 7/1/2046	675	532
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	235	235
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,589
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,475
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	1,770	1,702
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	358
Rev., 5.00%, 12/1/2049	500	509
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	140
Rev., 5.00%, 10/1/2036	100	102
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 118A, Rev., AMT, 3.50%, 4/1/2040	135	135
Series 122, Rev., AMT, 4.00%, 10/1/2046	200	200
Pennsylvania Turnpike Commission
Series 2016-A, Rev., 4.00%, 12/1/2034	10	10
Series B, Rev., 4.00%, 12/1/2038	2,000	1,991
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021-B, Rev., 4.00%, 12/1/2051	10,000	9,554
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	317
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,162
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,225
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Upper Merion Area School District GO, 5.00%, 1/15/2026 (c)	250	268
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	230	226
Rev., 4.00%, 12/15/2028	1,000	939
Rev., 5.00%, 12/15/2038	750	717
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,149
Total Pennsylvania		53,125
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	28
South Carolina — 0.2%
Lexington County Health Services District, Inc., LexMed Obligated Group Rev., 4.00%, 11/1/2030	15	15
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,037
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	130	130
Total South Carolina		1,182

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.0% ^
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	66
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	170	170
Total South Dakota		236
Tennessee — 4.6%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2027	245	267
Series 2018B, GO, 5.00%, 6/1/2028	260	289
Series 2018B, GO, 5.00%, 6/1/2030	285	316
Series 2018B, GO, 4.00%, 6/1/2031	300	313
Series 2018B, GO, 4.00%, 6/1/2032	310	322
Series 2018B, GO, 4.00%, 6/1/2038	395	398
Series 2018B, GO, 4.00%, 6/1/2039	410	411
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	704
GO, 4.00%, 6/1/2038	720	728
GO, 4.00%, 6/1/2039	750	757
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	28
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,719
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	105	99
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Belmon University Rev., 5.00%, 5/1/2026	500	528
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,123
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	1,596
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	103
Metropolitan Government of Nashville and Davidson County Series 2021A, Rev., 5.00%, 7/1/2031	110	128
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Series 2022-B, Rev., AMT, 5.00%, 7/1/2052 (e)	1,975	2,016
Series 2022-B, Rev., AMT, 5.50%, 7/1/2052 (e)	4,165	4,441
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	3,690	3,860
Series 2019A, Rev., 5.00%, 7/1/2049	2,000	2,078
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	873
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	37
Total Tennessee		25,180
Texas — 4.9%
Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	11
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	51
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	11
City of Dallas Series 2019-A, GO, 4.00%, 2/15/2034	15	15
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	472

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of El Paso GO, 4.00%, 8/15/2042	145	143
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	912
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,504
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,128
City of Laredo GO, 5.00%, 2/15/2032	40	44
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	625
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	36
City of Plano Series 2017-A, GO, 4.00%, 9/1/2028	45	47
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	246
Rev., 5.00%, 2/1/2032	35	37
City of San Marcos
GO, 5.00%, 8/15/2031	25	27
GO, 4.00%, 8/15/2037	400	402
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 5.00%, 8/15/2024	345	355
Series 2016B, Rev., 5.00%, 8/15/2025	460	480
Rev., 6.00%, 8/15/2033	1,250	1,273
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	443
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Hidalgo
GO, 5.00%, 8/15/2028	10	11
GO, 4.00%, 8/15/2035	85	87
Series B, GO, 4.00%, 8/15/2038	40	40
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	10	10
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25	26
Harris County Municipal Utility District No. 433 Series 2019-A, GO, 4.00%, 9/1/2025	75	77
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	25
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	850	627
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	259
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	257
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	610
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	199
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	222
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	405
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,386
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	62
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	39
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 4.00%, 7/1/2053	1,750	1,577
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,348
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,789
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	1,240	1,278
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,101

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	10
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	917
Total Texas		26,656
Utah — 0.5%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	481
City of Provo GO, 5.00%, 1/1/2032	10	11
City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	235	243
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	27
City of St George Rev., 4.00%, 6/1/2028	35	37
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	25
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	65
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2035	400	361
Rev., 4.00%, 10/15/2036	400	356
Rev., 4.00%, 10/15/2038	500	435
Rev., 4.00%, 10/15/2041	350	296
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	375
Utah Transit Authority Rev., 4.00%, 12/15/2030	40	41
Total Utah		2,753
Vermont — 0.3%
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	105	104
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	395	391
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	550	545
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	190	189
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	75	75
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	100	99
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	80	79
Total Vermont		1,482
Virginia — 1.3%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	350
Series 2016A, Rev., 4.00%, 7/1/2036	320	319
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,180
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	512
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series B, Rev., 5.00%, 11/1/2026	5	5
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,529
Total Virginia		6,901
Washington — 1.5%
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	28
County of King, Sewer Series 2018B, Rev., 5.00%, 7/1/2031	10	11
Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	10
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,049
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	123

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028	25	27
Rev., 5.00%, 12/1/2029	250	272
Rev., 4.00%, 12/1/2040	860	823
Rev., 4.00%, 9/1/2045	2,500	2,267
Rev., 4.00%, 12/1/2045 (d)	880	797
Rev., 4.00%, 12/1/2048	1,190	1,063
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041	2,000	1,590
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	90	89
Total Washington		8,149
West Virginia — 0.2%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	863
Wisconsin — 3.8%
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	705
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	786
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	604
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	298
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,072
Public Finance Authority, Renown Medical Center Project Series 2016A, Rev., 4.00%, 6/1/2035	105	105
Public Finance Authority, Renown Regional Medical Center Project Rev., 5.00%, 6/1/2032	230	246
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	100	79
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	2,980
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,222
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	4,575	3,615
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	59
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	14
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,555
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,490
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	488
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,111
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	455	455
Total Wisconsin		20,884
Wyoming — 0.1%
University of Wyoming Series 2021-C, Rev., 4.00%, 6/1/2041	600	586
Total Municipal Bonds (Cost $561,194)		527,820

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (f) (g) (Cost $15,080)	15,077	15,084
Total Investments — 99.8% (Cost $576,274)		542,904
Other Assets Less Liabilities — 0.2%		1,039
NET ASSETS — 100.0%		543,943

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(37)	03/22/2023	USD	(4,210)	(32)
U.S. Treasury 10 Year Ultra Note	(66)	03/22/2023	USD	(7,933)	(81)
					(113)

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 21,400	848	(1,463)	(615)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$527,820	$—	$527,820

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$15,084	$—	$—	$15,084
Total Investments in Securities	$15,084	$527,820	$—	$542,904
Depreciation in Other Financial Instruments
Futures Contracts	$(113)	$—	$—	$(113)
Swaps	—	(1,463)	—	(1,463)
Total Depreciation in Other Financial Instruments	$(113)	$(1,463)	$—	$(1,576)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$24,536	$161,480	$170,937	$5	$—(c)	$15,084	15,077	$121	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.